Related Party Transactions (Details 3) - ARS ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Totals [Member]
Statement [Line Items]
Total related party liabilities	$ (1,946,000,000)	$ (1,435,000,000)	$ (1,852,000,000)
Total Associates And Joint Ventures [Member]
Statement [Line Items]
Total associates and joint ventures	530,000,000	601,000,000	(89,000,000)
Comparaencas Ltd. [Member]
Statement [Line Items]
Financial operations	192	0	0
Yad Leviims LTD [Member]
Statement [Line Items]
Corporate services	113,000,000	0	0
Otras asociadas y negocios conjuntons [Member]
Statement [Line Items]
Leases and/or rights of use	(14,000,000)	(13,000,000)	23,000,000
Financial operations	136	19,000,000	82,000,000
Corporate services	31,000,000	0	(323,000,000)
BACS [Member]
Statement [Line Items]
Leases and/or rights of use	58,000,000	128,000,000	126,000,000
BHN Vida S.A [Member]
Statement [Line Items]
Leases and/or rights of use	25,000,000	25	25,000,000
BHN Seguros Generales S.A [Member]
Statement [Line Items]
Leases and/or rights of use	24,000,000	10,000,000	25,000,000
La Rural S. A. [Member]
Statement [Line Items]
Leases and/or rights of use	0	(25)
Metropolitan 885 Third Av LLC (1) [Member]
Statement [Line Items]
Financial operations	31,000,000	25	(11,000,000)
Senior Management [Member]
Statement [Line Items]
Fees and remunerations	(77,000,000)	(72,000,000)	(74,000,000)
Directors [Member]
Statement [Line Items]
Fees and remunerations	(1,316,000,000)	(1,386,000,000)	(1,005,000,000)
Total Parent Company [Member]
Statement [Line Items]
Total parent company	(1,103,000,000)	(570,000,000)	(555,000,000)
Total Others [Member]
Statement [Line Items]
Total others	(1,374,000,000)	(1,623,000,000)	(1,208,000,000)
Cresud [Member]
Statement [Line Items]
Leases and/or rights of use	61,000,000	59,000,000	48,000,000
Financial operations	(25,000,000)	540,000,000	551,000,000
Corporate services	(1,139,000,000)	(1,169,000,000)	(1,154,000,000)
Helmir [Member]
Statement [Line Items]
Financial operations	1,000,000	157,000,000	0
Otras (2) [Member]
Statement [Line Items]
Leases and/or rights of use	10,000,000	(26)	0
Fees and remunerations	(15)	0	(57)
Financial operations	17,000,000	(3)	0
Corporate services	6,000,000	0	0
Donations	63,000,000	87	(61,000,000)
Legal services	$ (49,000,000)	$ (49,000,000)	$ 72,000,000